Income Taxes - Group's deferred tax assets (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019 CNY (¥)
Income Taxes
Tax loss carry forward	¥ 12,266	$ 1,899	¥ 9,242
Contingent losses related to legal proceedings	325	50	2,259
Others	329	51	329
Less, valuation allowance	(12,271)	(1,900)	(9,247)	¥ (20,520)
Deferred tax assets, net	¥ 649	$ 100	¥ 2,583